Earnings (loss) per share (Details Narrative) - shares	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	10,500,000	15,400,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36,200,000	36,200,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares		1,500,000